Financial result, net - Summary of Financial Result Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Finance Income Cost [Abstract]
Interest and dividend earned on bank deposits and financial investments	$ 2,252	$ 264	$ 556
Foreign exchange gains	7,321	3,035	2,058
Gains from fair value of derivative financial instruments	4,822	2,317	174
Marketable securities and short term investments gains	9,079	1,614	1,116
Other financial income	296	184	0
Financial income	23,770	7,414	3,904
Foreign exchange losses	(8,505)	(4,223)	(4,401)
Losses from fair value of financial instruments (i)	(2,458)	(2,510)	(582)
Interest on loans	(62)	(94)	(219)
Interest on lease liabilities	(671)	(696)	(775)
Losses from marketable securities and short-terminvestments (ii)	(13,845)	(974)	0
Adjustment of hyperinflation	(5,175)	(2,274)	(779)
Other financial expenses	(685)	(1,287)	(282)
Financial expense	(31,401)	(12,058)	(7,038)
Financial result, net	$ (7,631)	$ (4,644)	$ (3,134)